CONVERTIBLE DEBENTURES (Details Narrative) - CAD ($)						1 Months Ended			12 Months Ended
	Mar. 12, 2021	Aug. 14, 2020	Mar. 13, 2020	Aug. 14, 2019	Mar. 13, 2019	May 31, 2022	Apr. 22, 2020	Jan. 16, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Gross proceeds									$ 3,727,676	$ 3,492,240	$ 60,031
Shares issued in settlement of outstanding fees									$ 0	$ 923,590
Warrants issued									10,097,379	6,790,000
Deferred tax recovery									$ (15,120)	$ (13,759)	$ (54,349)
Convertible Debentures Series A One [Member]
Statement [Line Items]
Gross proceeds					$ 600,000
Principal amount			$ 325,000		$ 1,000					25,000
Maturity date					Mar. 12, 2021
Interest rate					10.00%
Conversion price per share					$ 1.00
Exercise price of per share					$ 1.20
Equity portion of convertible debt					$ 91,561
Pro-rata fair values			29,063		$ 62,498
Accrued interest			65,000					$ 21,164		5,000
Common share purchase warrants					500
Cash received					$ 350,000
Shares issued in settlement of outstanding fees					250,000
Fair value amount					237,300			$ 250,000
Loss on settlement fees					$ 12,700
Warrants issued					300,000
Fair value of the liability					$ 508,439
Deferred tax liabilities					$ 24,264
Contingently issuables shares								271,164
Common shares per value								$ 1.00
Debt								$ 271,164
Transferred to share capital conversion			$ 390,000					$ 21,979
Payment on closing date										30,000
Convertible Debentures Series Two [Member]
Statement [Line Items]
Gross proceeds				$ 713,000
Principal amount				$ 1,000			$ 713,000
Maturity date				Aug. 13, 2021
Interest rate				10.00%
Conversion price per share				$ 1.00
Exercise price of per share				$ 1.20
Equity portion of convertible debt				$ 108,805
Pro-rata fair values		$ 33,816		$ 74,989
Accrued interest							49,614
InterestExpenses							49,614
Common share purchase warrants				500
Loss on settlement fees							$ 1,614
Warrants issued							2,328,000
Fair value of the liability				$ 604,195
Deferred tax liabilities				$ 28,833
Transferred to share capital conversion							$ 761,000
AccretionExpense							33,454
Deferred tax recovery							28,833
Convertible Debentures Series A Three [Member]
Statement [Line Items]
Gross proceeds							1,164,000
Principal amount							$ 1,000
Maturity date							Apr. 21, 2021
Interest rate							15.00%
Conversion price per share							$ 0.25
Exercise price of per share							$ 0.30
Subscription amount							$ 1,164,000
Equity portion of convertible debt							748,990		142,490
Pro-rata fair values							$ 415,010
InterestExpenses									0
Common share purchase warrants							2,000
Convertible Debentures Series A Four [Member]
Statement [Line Items]
Gross proceeds	$ 390,000
Principal amount	$ 1,000					$ 390,000
Maturity date	Mar. 12, 2022
Interest rate	15.00%
Conversion price per share	$ 0.50
Exercise price of per share	$ 0.75
Subscription amount	$ 390,000
Equity portion of convertible debt	208,452									16,512
Pro-rata fair values	$ 181,548
Accrued interest						58,500
Transfer loss in the amount						99,635
InterestExpenses									45,762
Convertible Debentures Series A Five [Member]
Statement [Line Items]
Gross proceeds						897,000
Principal amount						$ 1,000
Maturity date						May 31, 2023
Interest rate						15.00%
Conversion price per share						$ 0.36
Exercise price of per share						$ 1.25
Subscription amount						$ 897,000
Equity portion of convertible debt						678,433				$ 0
Pro-rata fair values						218,567
Accrued interest						$ 58,500
InterestExpenses									$ 11,212
Common share purchase warrants						1,000
Company issued an aggregateof Debenture						$ 488,500
Remaining amont						448,500
Settlement of outstanding Loans amount						$ 390,000